Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 32,604	$ 31,767	$ 29,904	$ 28,973	$ 26,334	$ 23,497	$ 24,288	$ 22,408	$ 20,907	$ 19,506	$ 20,418	$ 24,512	$ 25,877	$ 23,681	$ 23,705	$ 21,900	$ 20,593	$ 17,957	$ 16,443	$ 13,475	$ 17,035	$ 15,614	$ 15,435	$ 14,828	$ 13,002	$ 15,172	$ 14,163	$ 13,633	$ 13,721	$ 12,903	$ 12,339	$ 11,978	$ 11,327	$ 10,870	$ 10,412	$ 10,145	$ 10,048	$ 9,455	$ 10,194	$ 10,180	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604	31,767	29,904	28,973	26,334	23,497	24,288	22,408	20,907	19,506	20,418	24,512	25,877	23,681	23,705	21,900	20,593	17,957	16,443	13,475	17,035	15,614	15,435	14,828	13,002	15,172	14,163	13,633	13,721	12,903	12,339	11,978	11,327	10,870	10,412	10,145	10,048	9,455	10,194	10,180	10,000
Russell 3000 Health Care Index
Account Value [Line Items]
Account Value	23,270	25,784	24,156	24,405	22,488	21,025	21,874	21,146	21,862	19,600	20,571	22,221	23,282	21,723	21,687	20,050	19,630	17,833	16,748	14,330	16,449	14,313	14,849	14,639	13,471	15,089	13,282	12,715	12,753	12,552	12,098	11,279	10,357	10,813	10,560	9,959	10,714	9,847	11,143	10,780	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,863	23,724	21,856	20,585	18,355	16,850	13,979	17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527	10,275	10,138	9,471	10,123	10,095	10,000
Russell 3000 Health Care Index
Account Value [Line Items]
Account Value	23,270	25,784	24,156	24,405	22,488	21,025	21,874	21,146	21,862	19,600	20,571	22,221	23,282	21,723	21,687	20,050	19,630	17,833	16,748	14,330	16,449	14,313	14,849	14,639	13,471	15,089	13,282	12,715	12,753	12,552	12,098	11,279	10,357	10,813	10,560	9,959	10,714	9,847	11,143	10,780	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	$ 34,254	$ 33,448	$ 31,589	$ 30,291	$ 27,399	$ 24,531	$ 25,361	$ 23,322	$ 21,696	$ 20,170	$ 21,206	$ 25,276	$ 26,494	$ 23,863	$ 23,724	$ 21,856	$ 20,585	$ 18,355	$ 16,850	$ 13,979	$ 17,386	$ 15,940	$ 15,674	$ 15,027	$ 13,223	$ 15,290	$ 14,195	$ 13,724	$ 13,829	$ 12,967	$ 12,411	$ 12,039	$ 11,351	$ 10,933	$ 10,527	$ 10,275	$ 10,138	$ 9,471	$ 10,123	$ 10,095	$ 10,000